Financial income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Income
Interest income on financial investments	€ 269	€ 199	€ 68
Interest income on financing components of other contracts	31	21	13
Net interest income on defined benefit plans	176	188	93
Other finance income	(71)	18	4
Total	405	426	178
Gains (losses) on financial assets at fair value through profit or loss	79	0	0
Financial expenses
Interest expense on interest-bearing liabilities	(209)	(201)	(102)
Negative interest on financial investments	(1)	(3)	(27)
Interest expense on financing components of other contracts	(86)	(126)	(66)
Interest expense on lease liabilities	(31)	(27)	(25)
Net fair value (losses)/gains on hedged items under fair value hedge accounting	(13)	(93)	262
Net fair value gains/(losses) on hedging instruments under fair value hedge accounting	10	89	(265)
Net foreign exchange gains/(losses)	16	(192)	24
Other financial expenses	(6)	(26)	(83)
Total	(320)	(579)	(282)
Interest expenses related to sale of receivables	63	106	46
Credit Impaired Customer
Financial expenses
Allowance for expected credit losses	(7)	9	61
Nokia Shanghai Bell Co., Ltd
Financial Income
Expense (income) due to change in fair value of financial liability	€ 5	€ 2	€ (11)